Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio Retail PRO-07 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Retail Class Return Before Taxes Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions Past 10 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity OTC Portfolio-Retail Class After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	46.79%	23.10%	19.48%	44.45%	21.37%	17.54%	28.98%	18.44%	15.76%	44.92%	22.12%	18.46%